Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues	$ 726		$ 31		$ 1,931		$ 88		$ 131		$ 142
Cost of revenues	(877)				(1,607)						(2)
Gross profit	(151)		31		324		88		131		140
Operating expenses
Research and development	(350)		(462)		(1,152)		(3,842)		(4,248)		(1,523)
Sales and marketing	(672)		(521)		(2,526)		(1,798)		(2,336)		(2,196)
General and administrative	(802)		(1,074)		(2,378)		(2,303)		(4,124)		(2,567)
Total operating expenses	(1,824)		(2,057)		(6,056)		(7,943)		(10,708)		(6,286)
Operating loss	(1,975)		(2,026)		(5,732)		(7,855)		(10,577)		(6,146)
Financial income (expenses), net	(51)		18		(198)		50		57		(11)
Net loss	(2,026)		(2,008)		(5,930)		(7,805)		(10,520)		(6,157)
Other comprehensive income (loss):
Foreign currency translation differences	(300)		8		(178)		(8)		18		115
Total comprehensive loss	$ (2,326)		$ (2,000)		$ (6,108)		$ (7,813)		$ (10,502)		$ (6,042)
Basic and diluted loss per share	$ (2.00)	[1]	$ (3.25)	[1]	$ (5.75)	[1]	$ (15.50)	[1]	$ (17.75)	[2]	$ (27.75)	[2]
Basic and diluted weighted average number of shares outstanding	1,025,564	[1]	601,768	[1]	1,012,010	[1]	501,841	[1]	420,385	[2]	221,588	[2]

[1]	Prior period results have been retroactively adjusted to reflect the 1:25 reverse stock split of the issued and outstanding shares of common stock that was made on December 8, 2022. See notes 9b.
[2]	Prior period results have been retroactively adjusted to reflect the 1:25 reverse stock split of the issued and outstanding shares of common stock that was made on December 8, 2022. See notes 16b.